UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN		46282-8216
(Address of principal executive offices)		(Zip code)

Constance E. Lund One American Square Indianapolis, IN 46282-8216
(Name and address of agent for service)

Registrant's telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

OneAmerica Funds, Inc.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

Description	Shares	Value

Common Stocks (89.7%)
Aerospace & Defense (2.7%)
General Dynamics Corp.	29,150	$3,484,883
Precision Castparts Corp.	117,300	6,228,630

		9,713,513

Apparel (8.5%)
Columbia Sportswear Co.*	119,100	5,526,240
Kellwood Co.	188,800	4,880,480
Liz Claiborne, Inc.	109,100	4,289,812
Reebok International, Ltd.	157,850	8,929,574
Wolverine World Wide, Inc.	317,650	6,686,533

		30,312,639

Automotive (1.4%)
Harley-Davidson, Inc.	102,200	4,950,568

Automotive Components (2.1%)
Magna International, Inc.	83,400	6,243,324
TBC Corp.*	34,400	1,186,456

		7,429,780

Cement & Aggregates (2.9%)
Lafarge North America, Inc.	152,300	10,297,003

Chemicals (1.0%)
Dow Chemical Co.	83,800	3,491,946

Computer Hardware & Software (6.9%)
Autodesk, Inc.*	321,800	14,944,392
Hewlett-Packard Co.	324,174	9,465,881

		24,410,273

Consumer Products (0.6%)
Helen of Troy, Ltd.*	105,700	2,181,648

Diversified Financial Services (8.6%)
Aegon NV	487,986	7,270,991
Citigroup, Inc.	88,598	4,032,981
Federated Investors, Inc.	224,800	7,470,103
Investment Technology Group, Inc.*	169,700	5,023,120
JP Morgan Chase & Co.	94,107	3,193,051
Washington Mutual, Inc.	90,526	3,550,430

		30,540,676

1

Diversified Manufacturing (5.4%)
Carlisle Cos., Inc.	145,200	$9,230,364
Crane Co.	143,400	4,264,716
Trinity Industries, Inc.	138,150	5,593,694

		19,088,774

Electrical Equipment (4.9%)
American Power Conversion	369,550	9,571,345
Baldor Electric Co.	301,893	7,652,988

		17,224,333

Health Care (5.6%)
McKesson Corp.	117,150	5,558,768
Merck & Co., Inc.	38,900	1,058,469
Pfizer, Inc.	228,950	5,716,882
Priority Healthcare Corp. Class B*	266,500	7,424,689

		19,758,808

Home Furnishings (2.4%)
Furniture Brands International, Inc.	217,550	3,922,427
La-Z-Boy, Inc.	342,150	4,512,958

		8,435,385

Industrial Conglomerates (1.2%)
General Electric Co.	127,600	4,296,292

Metals & Mining (1.8%)
Alcoa, Inc.	263,900	6,444,438

Oil & Oil Services (9.4%)
Royal Dutch Petroleum Co.	141,400	9,281,496
Tidewater, Inc.	170,350	8,290,935
Valero Energy Corp.	137,900	15,590,973

		33,163,404

Paper and Forest Products (1.6%)
Wausau Paper Corp.	455,400	5,697,054

Recreation (4.0%)
Brunswick Corp.	203,200	7,666,736
Mattel, Inc.	392,400	6,545,232

		14,211,968

Restaurants (1.4%)
Outback Steakhouse, Inc.	86,150	3,153,090
Ryan’s Restaurant Group, Inc.*	152,900	1,784,343

		4,937,433

Retail (4.0%)
BJ’s Wholesale Club, Inc.*	248,900	6,919,420
Home Depot, Inc.	190,100	7,250,414

		14,169,834

Semiconductors (3.9%)
Intel Corp.	280,900	6,924,185
Texas Instruments, Inc.	201,600	6,834,240

		13,758,425

2

Telecommunication Services (5.8%)
Nokia Corp. ADR	539,650	$9,125,481
Sprint Corp.	100,750	2,395,835
Telefonos de Mexico, Class L ADR	428,900	9,122,703

		20,644,019

Transportation (3.6%)
Alexander & Baldwin, Inc.	38,050	2,025,782
Norfolk Southern Corp.	115,000	4,664,400
Werner Enterprises, Inc.	351,600	6,079,164

		12,769,346

Total common stocks (cost $246,178,131)		317,927,559

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (2.3%)
Commercial Paper (2.3%)

Consumer Finance (1.1%)
American Express Credit Corp.	3.729%	10/11/05	$2,000,000	$1,997,928
Toyota Motor Credit Corp.	3.610	11/09/05	2,000,000	1,992,178
				3,990,106
Insurance (0.6%)
Prudential Funding LLC	3.600	10/24/05	2,000,000	1,990,400

Food, Beverages (0.6%)
The Coca-Cola Co.	3.639	11/28/05	2,000,000	1,988,271

Total short-term notes (cost: $7,968,777)				7,968,777

	Shares

Money Market Mutual Funds (6.1%)
Federated Investors Prime Obligation Fund	10,801,287	10,801,287
Goldman Sachs Financial Square Funds	10,900,000	10,900,000

Total money market mutual funds (cost $21,701,287)		21,701,287

Mutual Funds (1.8%)
iShares Russell 1000 Value Index Fund (cost: $5,676,640)	93,100	6,409,004

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $321,453)	321,453	321,453

Total Investments (Cost: $281,846,288)		$354,328,080

3

* Non- Income producing securities

The interest rates for short-term notes reflect the yields for those securities.

 Percentages shown are based on total investments at value.

(a)       The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2005.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation
$281,934,296	$82,983,411	$(10,589,627)	$72,393,784

4

OneAmerica Funds, Inc.

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Notes (99.0%)
U.S. Government & Agency Obligations (26.7%)
Federal Home Loan Bank Discount Notes	3.510%	10/14/05	$3,000,000	$2,996,197
Federal Home Loan Bank	3.439	07/21/06	4,000,000	4,000,000
Federal Home Loan Mortgage Corp. Discount Notes	3.440	10/04/05	5,000,000	4,998,567
Federal Agricultural Mortgage Corp. Discount Notes	3.370	10/06/05	2,000,000	1,999,064
Federal Home Loan Mortgage Corp. Discount Notes	3.560	10/11/05	5,000,000	4,995,095
Federal Agricultural Mortgage Corp. Discount Notes	3.400	10/13/05	4,100,000	4,095,357
Federal Farm Credit Bank Discount Note	3.590	10/06/05	5,000,000	4,997,507
Federal Farm Credit Bank Discount Note	3.570	10/13/05	5,000,000	4,994,050
Federal National Mortgage Association Discount Notes	3.430	10/03/05	3,200,000	3,199,390
Federal National Mortgage Association Discount Notes	3.550	10/05/05	3,400,000	3,398,659
Federal National Mortgage Association Discount Notes	3.640	10/26/05	2,500,000	2,493,680
Tennessee Valley Authority Discount Notes	3.470	10/06/05	2,100,000	2,098,988
Tennessee Valley Authority Discount Notes	3.450	10/20/05	5,000,000	4,990,896
Tennessee Valley Authority Discount Notes	3.680	12/01/05	2,900,000	2,881,917
				52,139,367
Commercial Paper (61.7%)
Automotive (2.0%)
Honda Motor Company	3.530	10/04/05	2,000,000	1,999,412
Honda Motor Company	3.560	10/07/05	2,000,000	1,998,813
				3,998,225
Banks (1.0%)
National City Bank	3.750	10/20/05	2,000,000	1,996,042

Chemicals (3.1%)
E.I. Du Pont De Nemours & Co.	3.550	10/12/05	2,000,000	1,997,831
E.I. Du Pont De Nemours & Co.	3.560	10/14/05	4,000,000	3,994,858
				5,992,689
Consumer Finance (13.3%)
American Express Credit Corp.	2.850	10/29/05	2,000,000	1,995,567
America General Finance Corp.	3.760	11/03/05	6,000,000	5,979,320
Siemens Capital Corp.	3.710	10/21/05	3,300,000	3,293,198
Siemens Capital Corp.	3.700	10/24/05	2,700,000	2,693,617
Toyota Motor Credit Corp.	3.710	11/04/05	4,000,000	3,985,984
Toyota Motor Credit Corp.	3.730	11/07/05	2,000,000	1,992,333
UBS Finance Delaware, LLC	3.600	10/17/05	4,100,000	4,093,440
UBS Finance Delaware, LLC	3.780	11/07/05	1,900,000	1,892,619
				25,926,078
Diversified Financial Services (9.2%)
Citicorp	3.790	11/08/05	6,000,000	5,975,997
General Electric Capital Corp.	3.610	10/19/05	3,500,000	3,493,682
General Electric Capital Corp.	3.810	11/28/05	2,500,000	2,484,654
IBM Credit Corp.	3.710	10/25/05	6,000,000	5,985,160
				17,939,493
Diversified Telecommunication Services (3.1%)
Bellsouth Telecommunications	3.560	10/18/05	3,500,000	3,494,116
Bellsouth Telecommunications	3.720	11/02/05	2,500,000	2,491,733
				5,985,849

1

Education (3.0%)
Harvard University	3.850	12/27/05	6,000,000	$5,944,175

Food, Beverages (6.0%)
The Coca-Cola Co.	3.520	10/07/05	2,200,000	2,198,709
The Coca-Cola Co.	3.700	11/02/05	3,500,000	3,488,489
Nestle	3.690	10/18/05	3,000,000	2,994,772
Nestle	3.690	10/21/05	3,000,000	2,993,850
				11,675,820
Household & Personal Products (3.1%)
The Procter & Gamble Co.	3.540	10/03/05	2,000,000	1,999,607
The Procter & Gamble Co.	3.720	10/28/05	4,000,000	3,988,840
				5,988,447
Insurance (3.1%)
Prudential Funding Corp.	3.560	10/11/05	4,000,000	3,996,044
Prudential Funding Corp.	3.650	10/18/05	2,000,000	1,996,553
				5,992,597
Media (0.6%)
Gannett Corp.	3.740	10/04/05	1,175,000	1,174,634

Oil & Gas (3.0%)
ChevronTexaco Corp.	3.560	10/05/05	2,000,000	1,999,209
ChevronTexaco Corp.	3.730	11/09/05	4,000,000	3,983,837
				5,983,046
Pharmaceuticals (6.6%)
Abbott Laboratories	3.700	10/12/05	3,500,000	3,496,043
Abbott Laboratories	3.750	10/19/05	3,500,000	3,493,438
Pfizer, Inc.	3.570	10/07/05	6,000,000	5,996,433
				12,985,914
Retail (1.5%)
Wal-Mart	3.550	10/12/05	3,000,000	2,996,746

Transport - Services (3.1%)
United Parcel Services, Inc.	3.490	10/03/05	1,500,000	1,499,709
United Parcel Services, Inc.	3.470	10/06/05	2,400,000	2,398,843
United Parcel Services, Inc.	3.670	10/31/05	2,100,000	2,093,578
				5,992,130

Variable Rate Demand Notes (4.8%)**
Chatham Capital Corp.(backed by 5/3rd Bank LOC)	3.843	11/01/28	1,000,000	1,000,000
Community Housing Development (backed by Wells Fargo Bank LOC)	3.903	08/01/24	920,000	920,000
Connecticut Water (backed by Citizen Bank of RI LOC)	3.822	01/04/29	1,500,000	1,500,000
PCP Investors LLC (backed by Wells Fargo Bank LOC)	3.903	12/01/24	925,000	925,000
Pineview (backed by 5/3rd Bank LOC)	3.843	01/01/23	400,000	400,000
Rockwood Quarry LLC (backed by 5/3rd Bank LOC)	3.790	12/01/22	4,600,000	4,600,000
				9,345,000

Corporate Floaters (5.8%)
American Express Credit Corp.	3.878	02/28/06	4,000,000	4,001,182
American Honda Finance	3.870	02/21/06	2,000,000	2,000,545
Bank of America Corp.	3.430	11/22/05	1,400,000	1,399,599
Wells Fargo & Co.	3.861	03/03/06	4,000,000	4,005,160
				11,406,486

Total short-term notes (cost: $193,462,738)				193,462,738

2

	Shares	Value
Money Market Mutual Funds (0.9%)
Dreyfus Masternote Account	275,040	$275,040
Federated Investors Prime Obligation Fund	198,148	198,148
Wells Fargo Cash Invest MM-I	1,385,000	1,385,000

Total money market mutual funds (cost: $1,858,188)		1,858,188

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $105,148)	105,148	105,148

Total Investments (Cost: $195,426,074)		$195,426,074

**Variable rate investment.  The rate shown represents the rate in effect at September 30, 2005.  The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rates for short-term notes reflect the yields for those securities.

Percentages shown are based on total investments at value.

(a) The United States federal income tax basis of the Portfolio’s investments and the cost are the same as of September 30, 2005.

3

OneAmerica Funds, Inc.

INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Long-Term Notes and Bonds (79.0%)
U.S. Government & Agency Obligations (17.2%)
FHLB	3.439%	07/21/06	$1,000,000	$999,214
FHLB	5.750	05/15/12	700,000	745,183
Housing Urban Development	4.850	08/01/11	900,000	913,708
Housing Urban Development	5.670	08/01/16	800,000	839,231
Tennessee Valley Authority	6.250	12/15/17	900,000	1,023,530
U.S. Treasury Bonds	6.250	08/15/23	300,000	358,817
U.S. Treasury Bonds	5.250	02/15/29	250,000	272,608
U.S. Treasury Bonds	5.375	02/15/31	300,000	336,188
U.S. Treasury Notes	3.125	09/15/08	1,500,000	1,456,641
U.S. Treasury Notes	2.000	05/15/06	200,000	197,602
U.S. Treasury Notes	7.000	07/15/06	275,000	281,102
U.S. Treasury Notes	2.625	11/15/06	2,850,000	2,804,134
U.S. Treasury Notes	6.250	02/15/07	1,200,000	1,234,266
U.S. Treasury Notes	3.250	01/15/09	1,500,000	1,457,169
U.S. Treasury Notes	3.875	05/15/09	1,500,000	1,484,064
U.S. Treasury Notes	4.000	03/15/10	1,000,000	991,407
U.S. Treasury Notes	3.875	05/15/10	2,000,000	1,971,641
U.S. Treasury Notes	3.875	07/15/10	800,000	788,094
U.S. Treasury Notes	5.000	02/15/11	1,500,000	1,555,724
U.S. Treasury Notes	5.000	08/15/11	1,500,000	1,559,123
U.S. Treasury Notes	4.875	02/15/12	1,900,000	1,964,645
U.S. Treasury Notes	3.875	02/15/13	1,100,000	1,072,028
U.S. Treasury Notes	4.250	11/15/14	750,000	744,874
				25,050,993

Mortgage-Backed and Asset-Backed Securities (30.9%)
Atlantic City Electric Transition Funding LLC2002-1 A3	4.910	07/20/17	1,000,000	1,008,447
FHLMC	5.200	03/05/19	700,000	693,597
FHLMC Gold Pool #A11823	5.000	08/01/33	129,518	127,100
FHLMC Gold Pool #A16641	5.500	12/01/33	319,610	320,043
FHLMC Gold Pool #B12969	4.500	03/01/19	318,028	312,071
FHLMC Gold Pool #B19462	5.000	07/01/20	1,191,260	1,188,898
FHLMC Gold Pool #C01086	7.500	11/01/30	114,097	121,021
FHLMC Gold Pool #C01271	6.500	12/01/31	166,658	171,715
FHLMC Gold Pool #C01302	6.500	11/01/31	46,687	48,103
FHLMC Gold Pool #C01676	6.000	11/01/33	995,389	1,013,175
FHLMC Gold Pool #C14364	6.500	09/01/28	66,815	68,964
FHLMC Gold Pool #C14872	6.500	09/01/28	8,909	9,195
FHLMC Gold Pool #C20300	6.500	01/01/29	68,275	70,471
FHLMC Gold Pool #C28221	6.500	06/01/29	22,725	23,449
FHLMC Gold Pool #C35377	7.000	01/01/30	15,056	15,742
FHLMC Gold Pool #C41636	8.000	08/01/30	12,581	13,425
FHLMC Gold Pool #C61802	5.500	12/01/31	893,181	894,710
FHLMC Gold Pool #C64936	6.500	03/01/32	96,897	99,772
FHLMC Gold Pool #C65674	7.000	03/01/32	105,253	110,016
FHLMC Gold Pool #C68790	6.500	07/01/32	422,129	434,650
FHLMC Gold Pool #C74741	6.000	12/01/32	390,413	397,416
FHLMC Gold Pool #C79460	5.500	05/01/33	354,772	355,253
FHLMC Gold Pool #C79886	6.000	05/01/33	779,476	793,403
FHLMC Gold Pool #E00543	6.000	04/01/13	65,857	67,705
FHLMC Gold Pool #E00565	6.000	08/01/13	49,353	50,738
FHLMC Gold Pool #E00957	6.000	02/01/16	96,125	98,833

1

FHLMC Gold Pool #E01007	6.000	08/01/16	62,762	$64,528
FHLMC Gold Pool #E01085	5.500	12/01/16	117,489	119,319
FHLMC Gold Pool #E01136	5.500	03/01/17	303,105	307,750
FHLMC Gold Pool #E01216	5.500	10/01/17	278,889	283,163
FHLMC Gold Pool #E01378	5.000	05/01/18	558,956	558,055
FHLMC Gold Pool #E71048	6.000	07/01/13	2,357	2,423
FHLMC Gold Pool #E72468	5.500	10/01/13	35,075	35,651
FHLMC Gold Pool #E74118	5.500	01/01/14	150,343	157,665
FHLMC Gold Pool #E77035	6.500	05/01/14	84,900	87,740
FHLMC Gold Pool #E77962	6.500	07/01/14	93,243	96,362
FHLMC Gold Pool #E78727	6.500	10/01/14	2,476	2,559
FHLMC Gold Pool #E82543	6.500	03/01/16	88,548	91,455
FHLMC Gold Pool #E85127	6.000	08/01/16	67,470	69,368
FHLMC Gold Pool #E85353	6.000	09/01/16	113,224	116,410
FHLMC Gold Pool #E89823	5.500	05/01/17	369,741	375,407
FHLMC Gold Pool #E90912	5.500	08/01/17	101,431	102,985
FHLMC Gold Pool #E91139	5.500	09/01/17	587,899	596,909
FHLMC Gold Pool #E91646	5.500	10/01/17	778,687	790,622
FHLMC Gold Pool #E92047	5.500	10/01/17	417,674	424,075
FHLMC Gold Pool #E92196	5.500	11/01/17	65,969	66,980
FHLMC Gold Pool #E95159	5.500	03/01/18	617,175	626,556
FHLMC Gold Pool #E95734	5.000	03/01/18	2,434,241	2,430,317
FHLMC Gold Pool #E96115	5.000	05/01/18	1,747,148	1,744,331
FHLMC Gold Pool #E97366	5.000	07/01/18	1,212,312	1,210,358
FHLMC Gold Pool #G01091	7.000	12/01/29	71,625	74,889
FHLMC Gold Pool #G10817	6.000	06/01/13	65,018	66,843
FHLMC Gold Pool #G11753	5.000	08/01/20	984,347	982,395
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	54,674	54,885
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,500,000	1,555,530
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	2,650,000	2,563,425
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	850,000	814,007
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	844,707	844,148
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	1,986,068	2,019,395
FNCL Pool #357637	6.000	11/01/34	3,542,334	3,603,424
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	2,150,000	2,145,052
FNMA Pool #253798	6.000	05/01/16	3,993	4,109
FNMA Pool #356565	5.500	09/01/17	2,171,113	2,204,483
FNMA Pool #545929	6.500	08/01/32	297,537	306,665
FNMA Pool #555591	5.500	07/01/33	938,490	939,219
FNMA Pool #572020	6.000	04/01/16	62,146	63,957
FNMA Pool #578974	6.000	05/01/16	139,528	143,609
FNMA Pool #579170	6.000	04/01/16	45,305	46,625
FNMA Pool #584953	7.500	06/01/31	47,034	49,793
FNMA Pool #585097	6.000	05/01/16	209,463	215,565
FNMA Pool #651220	6.500	07/01/32	285,663	294,427
FNMA Pool #781776	6.000	10/01/34	397,688	404,546
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	1,200,000	1,118,308
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	946,512
GNMA CMO 2003-12 PA	3.750	11/16/25	440,755	439,041
GNMA Pool #415539	8.000	07/15/27	21,622	23,182
GNMA Pool #424739	7.500	05/15/26	35,366	37,652
GNMA Pool #443216	8.000	07/15/27	34,781	37,291
GNMA Pool #452827	7.500	02/15/28	52,566	55,891
GNMA Pool #457453	7.500	10/15/27	14,740	15,682
GNMA Pool #479743	7.500	11/15/30	57,907	61,515
GNMA Pool #511723	7.500	10/15/30	76,678	81,456
GNMA Pool #511778	7.500	11/15/30	113,978	121,080
GNMA Pool #529534	8.000	08/15/30	9,506	10,183
GNMA Pool #540356	7.000	05/15/31	134,951	141,975
GNMA Pool #542083	7.000	01/15/31	21,630	22,755
GNMA Pool #552466	6.500	03/15/32	163,401	170,065
GNMA Pool #570323	6.000	02/15/32	37,387	38,315

2

GNMA Pool #574395	6.000	01/15/32	1,193,011	$1,222,608
GNMA Pool #577653	6.000	08/15/32	159,375	163,329
GNMA Pool #585467	6.000	08/15/32	432,343	443,069
GNMA Pool #591025	6.500	10/15/32	356,409	370,945
PSE&G Transition Funding, LLC 2001-1 A3	5.980	06/15/08	610,488	615,287
Vende Mortgage Trust 2001-3J	6.500	05/15/08	584,957	597,140
				44,999,172

Corporate Obligations (30.9%)
Airlines (0.9%)
Continental Airlines, Inc.	6.545	02/02/19	658,448	646,032
United Airlines	7.186	04/01/11	684,124	670,869
				1,316,901
Auto Components (0.3%)
Johnson Controls, Inc.	5.000	11/15/06	500,000	501,555

Auto Rental (0.6%)
ERAC USA Finance Co.	5.600	05/01/15	800,000	809,766

Beverages (1.0%)
Bottling Group LLC	2.450	10/16/06	800,000	782,839
Sabmiller PLC Series 144A	6.625	08/15/33	600,000	672,883
				1,455,722
Chemicals (1.0%)
Cytec Industries Inc.	6.000	10/01/15	700,000	698,704
Praxair, Inc.	6.625	10/15/07	700,000	727,270
				1,425,974
Commercial Banks (0.6%)
Bank One NA Illinois	5.500	03/26/07	800,000	810,599

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	6.875	05/15/09	1,100,000	1,171,309

Computer - Software (0.5%)
Computer Associates Inc. Series 144A	5.625	12/01/14	700,000	695,990

Diversified Telecommunication Services (1.6%)
Qwest Corp. Series 144A	8.875	03/15/12	600,000	658,500
Sprint Capital Corp.	8.750	03/15/32	800,000	1,076,020
Verizon Communications	6.940	04/15/28	600,000	657,832
				2,392,352
Electric Utility (2.1%)
Centerpoint Energy	6.500	02/01/08	1,000,000	1,034,097
Entergy Gulf States, Inc.	4.875	11/01/11	650,000	622,392
Pacific Gas & Electric	4.200	03/01/11	700,000	676,336
Potomac Edison Co. Series 144A	5.350	11/15/14	700,000	708,870
				3,041,695
Electronic Equipment & Instruments (0.5%)
Arrow Electronics Inc.	6.875	07/01/13	700,000	753,414

Finance Companies (2.8%)
CIT Group, Inc.	5.500	11/30/07	700,000	711,985
Ford Motor Credit Corp.	7.000	10/01/13	800,000	742,986
General Motors Acceptance Corp.	6.875	09/15/11	1,200,000	1,092,823
Household Finance Corp.	6.500	01/24/06	700,000	704,843
PEMEX Master Trust	8.625	02/01/22	700,000	857,500
				4,110,137
Food Products (0.6%)
ConAgra Foods, Inc.	6.750	09/15/11	800,000	861,271

3

Health Care Providers & Services (1.0%)
Beckman Coulter, Inc.	7.450	03/04/08	500,000	$529,056
HCA, Inc.	6.950	05/01/12	900,000	930,272
				1,459,328
Healthcare Equipment & Supplies (0.7%)
Hospira, Inc.	5.900	06/15/14	1,000,000	1,043,047

Insurance (1.5%)
Aon Corp.	7.375	12/14/12	600,000	676,594
Nationwide Financial Services	6.250	11/15/11	700,000	750,969
Protective Life US Funding Series 144 A	5.875	08/15/06	700,000	707,264
				2,134,827
Media (2.7%)
AOL Time Warner, Inc.	7.625	04/15/31	900,000	1,057,597
Comcast Corp.	6.500	01/15/15	800,000	865,722
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	700,000	726,917
Reed Elsevier Capital	6.125	08/01/06	600,000	605,677
Viacom, Inc.	4.625	05/15/18	800,000	724,624
				3,980,537
Oil & Gas (3.9%)
Amerada Hess Corp.	7.300	08/15/31	800,000	936,258
El Paso Natural Gas Series 144A	7.625	08/01/10	700,000	731,342
Enterprise Products Operations Series B	5.600	10/15/14	700,000	698,760
Kinder Morgan Energy Partners	5.000	12/15/13	800,000	788,064
Magellan Midstream Partners	5.650	10/15/16	800,000	811,460
Pioneer Natural Resource	6.500	01/15/08	600,000	616,372
Seacor Holdings Inc.	5.875	10/01/12	500,000	484,700
Union Pacific Resources	7.050	05/15/18	600,000	683,445
				5,750,401
Oil & Gas-Production/Pipeline (1.6%)
Atmos Energy Corp.	4.950	10/15/14	600,000	586,631
Energy Transfer Partner Series 144A	5.650	08/01/12	600,000	591,670
Kerr-McGee Corp.	7.125	10/15/27	700,000	735,911
Southwestern Energy Co.	7.125	10/10/17	500,000	492,874
				2,407,086
Paper & Forest Products (1.2%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	800,000	724,000
Weyerhaeuser Co.	7.375	03/15/32	900,000	1,021,257
				1,745,257
Personal Products (0.7%)
Gillette Co.	3.500	10/15/07	1,000,000	980,725

Pharmaceuticals (0.5%)
Amerisourcebergen Corp. Series 144A	5.875	09/15/15	700,000	694,750

Real Estate (0.5%)
Simon Property Group LP Series 144A	3.750	01/30/09	700,000	676,149

Miscellaneous (3.3%)
iShares GS $InvesTop Corporate Bond Fund	—	—	24,275	2,656,413
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	1,002,335	1,008,405
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	1,073,000	1,146,674
				4,811,492

Total long-term notes and bonds (cost: $114,983,786)				115,080,449

4

Short-Term Notes and Bonds (15.4%)
Commercial Paper (8.2%)
Consumer Finance (3.4%)
American Express Credit Corp.	3.740	11/07/05	2,000,000	$1,991,897
Toyota Motor Credit Corp.	3.610	11/09/05	2,000,000	1,992,178
UBS Finance Delaware LLC	3.630	11/07/05	1,000,000	996,269
				4,980,344
Insurance (1.4%)
Prudential Funding LLC	3.579	10/25/05	2,000,000	1,995,227

Oil & Gas (2.0%)
Chevron Texaco	3.580	10/24/05	2,000,000	1,995,426
	3.730	11/21/05	1,000,000	994,716
				2,990,142
Publishing (1.4%)
Gannett Co.	3.549	10/18/05	2,000,000	1,996,646
				11,962,359
U.S. Government & Agency Obligations (5.8%)
FHLB Discount Notes	3.640	11/21/05	1,500,000	1,492,265
FHLMC Discount Notes	3.470	10/11/05	3,000,000	2,997,618
FHLMC Discount Notes	3.550	10/24/05	2,000,000	1,995,464
FNMA Discount Notes	3.620	11/07/05	2,000,000	1,992,559
				8,477,906
Variable Rate Demand Notes (1.4%)**
CORP Finance Managers (backed by 5/3rd Bank LOC)	3.903	02/02/43	500,000	500,000
Minneapolis Minnesota - General Obligation
Bond - Taxable	3.650	03/01/27	1,000,000	1,000,000
Montrose Country Colorado Economic (backed by 5/3rd Bank LOC)	3.701	06/01/10	600,000	600,000
				2,100,000

Total short-term notes and bonds (cost: $22,539,755)				22,540,265

	Shares

Money Market Mutual Funds (5.4%)
Federated Investors Prime Obligation Fund	3,824,206	3,824,206
Goldman Sachs Financial Square Funds	4,050,000	4,050,000

Total money market mutual funds (cost: $7,874,206)		7,874,206

Mutual Funds (0.1%)
Federated High Yield Bond Fund	16,812	99,863
Neuberger Berman High Income Bond Fund	10,849	99,702

Total mutual funds (cost: $203,056)		199,565

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $81,727)	81,727	81,727

Total Investments (cost: $145,682,530)		$145,776,212

** Variable rate investment.  The rate shown represents the rate in effect at September 30,2005.  The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

5

The interest rates for short-term notes reflect the yields for those securities.

Percentages shown are based on total investments at value.

(a)       The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2005.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation
$145,683,067	$1,433,157	$(1,340,012)	$93,145

6

OneAmerica Funds, Inc.

ASSET DIRECTOR PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2005 (unaudited)

Description	Shares	Value
Common Stocks (65.4%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	15,300	$1,829,115
Precision Castparts Corp.	60,700	3,223,170
		5,052,285
Apparel (6.4%)
Columbia Sportswear Co.*	55,700	2,584,480
Kellwood Co.	90,000	2,326,500
Liz Claiborne, Inc.	53,700	2,111,484
Reebok International, Ltd.	78,600	4,446,402
Wolverine World Wide, Inc.	147,750	3,110,138
		14,579,004
Automotive (1.0%)
Harley-Davidson, Inc.	49,400	2,392,936

Automotive Components (1.4%)
Magna International, Inc.	39,400	2,949,484
TBC Corp.*	7,400	255,226
		3,204,710
Cement & Aggregates (2.1%)
Lafarge North America, Inc.	70,300	4,752,983

Chemicals (0.8%)
Dow Chemical Co.	42,200	1,758,474

Computer Hardware & Software (4.9%)
Autodesk, Inc.*	145,300	6,747,732
Hewlett-Packard Co.	151,667	4,428,676
		11,176,408
Consumer Products (0.4%)
Helen of Troy, Ltd.*	42,200	871,008

Diversified Financial Services (6.3%)
Aegon NV	228,068	3,398,213
Citigroup, Inc.	39,028	1,776,555
Federated Investors, Inc.	104,400	3,469,212
Investment Technology Group, Inc.*	83,000	2,456,800
JP Morgan Chase & Co.	47,040	1,596,067
Washington Mutual, Inc.	42,907	1,682,812
		14,379,659
Diversified Manufacturing (3.9%)
Carlisle Cos., Inc.	63,500	4,036,695
Crane Co.	69,800	2,075,852
Trinity Industries, Inc.	67,150	2,718,904
		8,831,451
Electrical Equipment (3.6%)
American Power Conversion	175,700	4,550,630
Baldor Electric Co.	144,100	3,652,935
		8,203,565
Health Care (4.1%)
McKesson Corp.	56,100	2,661,945
Merck & Co., Inc.	19,900	541,479
Pfizer, Inc.	105,300	2,629,341
Priority Healthcare Corp. Class B*	127,100	3,541,006
		9,373,771

Home Furnishings (1.7%)
Furniture Brands International, Inc.	98,650	$1,778,660
La-Z-Boy, Inc.	165,050	2,177,009
		3,955,669
Industrial Conglomerates (0.9%)
General Electric Co.	64,400	2,168,348

Metals & Mining (1.3%)
Alcoa, Inc.	123,500	3,015,870

Oil & Oil Services (6.6%)
Royal Dutch Petroleum Co.	62,650	4,112,346
Tidewater, Inc.	82,950	4,037,177
Valero Energy Corp.	62,000	7,009,719
		15,159,242
Paper and Forest Products (1.1%)
Wausau Paper Corp.	208,200	2,604,582

Recreation (3.0%)
Brunswick Corp.	97,100	3,663,583
Mattel, Inc.	187,300	3,124,164
		6,787,747
Restaurants (1.1%)
Outback Steakhouse, Inc.	41,100	1,504,260
Ryan’s Restaurant Group, Inc.*	76,900	897,423
		2,401,683
Retail (2.8%)
BJ’s Wholesale Club, Inc.*	107,800	2,996,840
Home Depot, Inc.	89,000	3,394,460
		6,391,300
Semiconductors (2.8%)
Intel Corp.	131,700	3,246,405
Texas Instruments, Inc.	94,300	3,196,770
		6,443,175
Telecommunication Services (4.2%)
Nokia Corp. ADR	247,300	4,181,843
Sprint Corp.	53,400	1,269,852
Telefonos de Mexico, Class L ADR	200,400	4,262,508
		9,714,203
Transportation (2.8%)
Alexander & Baldwin, Inc.	21,600	1,149,984
Norfolk Southern Corp.	56,800	2,303,808
Werner Enterprises, Inc.	164,600	2,845,934
		6,299,726
Total common stocks (cost: $108,623,120)		149,517,799

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Long-Term Notes and Bonds (23.3%)
U.S. Government & Agency Obligations (6.4%)
Housing Urban Development	4.850%	08/01/11	$100,000	$101,523
Housing Urban Development	5.670	08/01/16	200,000	209,808
Tennessee Valley Authority	6.250	12/15/17	100,000	113,726
U.S. Treasury Bonds	6.250	08/15/23	700,000	837,239
U.S. Treasury Bonds	6.750	08/15/26	700,000	897,395
U.S. Treasury Bonds	5.250	02/15/29	275,000	299,868
U.S. Treasury Bonds	6.250	05/15/30	225,000	279,448
U.S. Treasury Notes	5.625	02/15/06	125,000	125,825
U.S. Treasury Notes	2.000	05/15/06	475,000	469,304

U.S. Treasury Notes	7.000	07/15/06	750,000	$766,641
U.S. Treasury Notes	2.625	05/15/08	1,700,000	1,635,321
U.S. Treasury Notes	3.125	09/15/08	700,000	679,766
U.S. Treasury Notes	3.250	01/15/09	750,000	728,584
U.S. Treasury Notes	3.875	05/15/09	750,000	742,032
U.S. Treasury Notes	5.500	05/15/09	1,150,000	1,201,526
U.S. Treasury Notes	6.000	08/15/09	300,000	319,137
U.S. Treasury Notes	4.000	03/15/10	500,000	495,704
U.S. Treasury Notes	3.875	07/15/10	200,000	197,024
U.S. Treasury Notes	5.000	02/15/11	700,000	726,004
U.S. Treasury Notes	5.000	08/15/11	1,500,000	1,559,123
U.S. Treasury Notes	4.875	02/15/12	600,000	620,414
U.S. Treasury Notes	3.875	02/15/13	300,000	292,371
U.S. Treasury Notes	4.250	11/15/14	1,250,000	1,241,456
				14,539,239

Mortgage-Backed and Asset-Backed Securities (8.6%)
FHLMC	5.200	03/05/19	300,000	297,256
FHLMC Gold Pool # B18146	5.000	04/01/20	995,893	993,918
FHLMC Gold Pool # B18179	5.000	04/01/20	1,958,597	1,954,712
FHLMC Gold Pool #A11823	5.000	08/01/33	588,902	577,912
FHLMC Gold Pool #A16641	5.500	12/01/33	958,829	960,129
FHLMC Gold Pool #B12969	4.500	03/01/19	954,085	936,214
FHLMC Gold Pool #B19462	5.000	07/01/20	595,630	594,449
FHLMC Gold Pool #C01086	7.500	11/01/30	24,804	26,309
FHLMC Gold Pool #C01271	6.500	12/01/31	69,441	71,548
FHLMC Gold Pool #C01302	6.500	11/01/31	27,463	28,296
FHLMC Gold Pool #C01676	6.000	11/01/33	270,424	275,256
FHLMC Gold Pool #C14872	6.500	09/01/28	33,345	34,418
FHLMC Gold Pool #C61802	5.500	12/01/31	212,232	212,595
FHLMC Gold Pool #C65255	6.500	03/01/32	35,131	36,174
FHLMC Gold Pool #C65674	7.000	03/01/32	26,313	27,504
FHLMC Gold Pool #C67071	6.500	05/01/32	86,528	89,345
FHLMC Gold Pool #C68790	6.500	07/01/32	140,710	144,884
FHLMC Gold Pool #C74741	6.000	12/01/32	114,827	116,887
FHLMC Gold Pool #C79886	6.000	05/01/33	226,299	230,343
FHLMC Gold Pool #E00543	6.000	04/01/13	44,296	45,539
FHLMC Gold Pool #E00878	6.500	07/01/15	32,240	33,308
FHLMC Gold Pool #E01007	6.000	08/01/16	62,762	64,528
FHLMC Gold Pool #E77962	6.500	07/01/14	34,966	36,136
FHLMC Gold Pool #E85127	6.000	08/01/16	38,554	39,639
FHLMC Gold Pool #E85353	6.000	09/01/16	113,224	116,410
FHLMC Gold Pool #E95159	5.500	03/01/18	231,441	234,959
FHLMC Gold Pool #E95734	5.000	03/01/18	949,948	948,417
FHLMC Gold Pool #E96115	5.000	05/01/18	444,190	443,474
FHLMC Gold Pool #E97366	5.000	07/01/18	349,771	349,207
FHLMC Gold Pool #G11753	5.000	08/01/20	984,347	982,395
FHLMC Pool #A14499	6.000	10/01/33	349,717	355,965
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	13,669	13,721
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	518,510
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	750,000	725,497
FHLMC Series 2835 Class MD CMO	4.500	08/15/19	150,000	143,648
FHLMC Series 2947 Class VA CMO	5.000	03/15/16	482,690	482,370
FHLMC Series 3020 Class VA CMO	5.500	11/15/14	993,034	1,009,698
FNCL Pool #357637	6.000	11/01/34	968,489	985,191
FNMA CMO 2002-86 KM CMO	5.000	12/25/17	350,000	349,195
FNMA Pool #356565	5.500	09/01/17	493,435	501,019
FNMA Pool #545929	6.500	08/01/32	138,851	143,110
FNMA Pool #555591	5.500	07/01/33	272,465	272,676
FNMA Pool #574922	6.000	04/01/16	6,131	6,310
FNMA Pool #579170	6.000	04/01/16	63,554	65,406
FNMA Pool #584953	7.500	06/01/31	20,904	22,130

FNMA Pool #651220	6.500	07/01/32	57,133	$58,885
FNMA Pool #725793	5.500	09/01/19	1,750,497	1,777,076
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	300,000	279,577
GNMA Pool #422407	6.500	01/15/26	8,841	9,223
GNMA Pool #424578	6.500	04/15/26	109,133	113,857
GNMA Pool #425983	6.500	03/15/26	23,748	24,776
GNMA Pool #431962	6.500	05/15/26	84,198	87,843
GNMA Pool #436741	7.500	01/15/27	43,339	46,110
GNMA Pool #443216	8.000	07/15/27	18,194	19,507
GNMA Pool #479743	7.500	11/15/30	57,907	61,515
GNMA Pool #511778	7.500	11/15/30	44,600	47,379
GNMA Pool #542083	7.000	01/15/31	108,149	113,778
GNMA Pool #552466	6.500	03/15/32	76,254	79,364
GNMA Pool #555179	7.000	12/15/31	17,396	18,302
GNMA Pool #570323	6.000	02/15/32	14,955	15,326
GNMA Pool #574395	6.000	01/15/32	116,962	119,864
PSE&G Transition Funding, LLC 2001-1 A3	5.980	06/15/08	366,293	369,172
				19,738,161
Corporate Obligations (8.3%)
Airlines (0.2%)
Continental Airlines, Inc.	6.545	02/02/19	164,612	161,508
United Airlines	7.186	04/01/11	293,196	287,515
				449,023
Auto Components (0.1%)
Johnson Controls, Inc.	5.000	11/15/06	200,000	200,622

Auto Rental (0.1%)
ERAC USA Finance Co.	5.600	05/01/15	200,000	202,442

Beverages (0.3%)
Bottling Group LLC	2.450	10/16/06	200,000	195,710
Sabmiller PLC Series 144A	6.625	08/15/33	400,000	448,588
				644,298
Chemicals (0.3%)
Cytec Industries Inc.	6.000	10/01/15	300,000	299,445
Praxair, Inc.	6.625	10/15/07	300,000	311,687
				611,132
Commercial Banks (0.1%)
Bank One NA Illinois	5.500	03/26/07	200,000	202,650

Commercial Services & Supplies (0.1%)
Waste Management, Inc.	6.875	05/15/09	300,000	319,448

Computer - Software (0.1%)
Computer Associates, Inc. Series 144A	5.625	12/01/14	300,000	298,281

Diversified Telecommunication Services (0.6%)
Qwest Corp. Series 144A	8.875	03/15/12	400,000	439,000
Sprint Capital Corp.	8.750	03/15/32	400,000	538,010
Verizon Communications	6.940	04/15/28	350,000	383,735
				1,360,745
Electric Utility (0.5%)
Centerpoint Energy	6.500	02/01/08	200,000	206,819
Entergy Gulf States, Inc.	4.875	11/01/11	350,000	335,134
Pacific Gas & Electric	4.200	03/01/11	300,000	289,858
Potomac Edison Co. Series 144A	5.350	11/15/14	300,000	303,802
				1,135,613
Electronic Equipment & Instruments (0.2%)
Arrow Electronics Inc.	6.875	07/01/13	300,000	322,892

Finance Companies (0.7%)
CIT Group, Inc.	5.500	11/30/07	400,000	$406,849
Citi Financial	6.625	06/01/15	75,000	81,818
Ford Motor Credit Corp.	7.000	10/01/13	200,000	185,747
General Motors Acceptance Corp.	6.875	09/15/11	300,000	273,206
Household Finance Corp.	6.500	01/24/06	300,000	302,075
PEMEX Master Trust	8.625	02/01/22	300,000	367,500
				1,617,195
Food Products (0.1%)
ConAgra Foods, Inc.	6.750	09/15/11	200,000	215,318

Health Care Providers & Services (0.2%)
Beckman Coulter, Inc.	7.450	03/04/08	150,000	158,717
HCA, Inc.	6.950	05/01/12	300,000	310,090
				468,807
Healthcare Equipment & Supplies (0.1%)
Hospira, Inc.	5.900	06/15/14	300,000	312,914

Insurance (0.5%)
Aon Corp.	7.375	12/14/12	400,000	451,062
Nationwide Financial Services	6.250	11/15/11	300,000	321,844
Protective Life US Funding Series 144 A	5.875	08/15/06	300,000	303,113
				1,076,019
Media (0.8%)
AOL Time Warner, Inc.	7.625	04/15/31	400,000	470,043
Comcast Corp.	6.500	01/15/15	400,000	432,861
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	300,000	311,536
Reed Elsevier Capital	6.125	08/01/06	400,000	403,784
Viacom, Inc.	4.625	05/15/18	200,000	181,156
				1,799,380
Oil & Gas (1.1%)
Amerada Hess Corp.	7.300	08/15/31	400,000	468,129
El Paso Natural Gas Series 144A	7.625	08/01/10	300,000	313,432
Enterprise Products Operations Series B	5.600	10/15/14	300,000	299,469
Kinder Morgan Energy Partners	5.000	12/15/13	500,000	492,540
Magellan Midstream Partners	5.650	10/15/16	200,000	202,865
Pioneer Natural Resource	6.500	01/15/08	400,000	410,915
Union Pacific Resources	7.050	05/15/18	250,000	284,769
				2,472,119
Oil & Gas-Production/Pipeline (0.5%)
Atmos Energy Corp.	4.950	10/15/14	400,000	391,088
Energy Transfer Partner Series 144A	5.650	08/01/12	400,000	394,446
Kerr-McGee Corp.	7.125	10/15/27	300,000	315,391
				1,100,925
Paper and Forest Products (0.2%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	181,000
Weyerhaeuser Co.	7.375	03/15/32	300,000	340,419
				521,419
Pharmaceuticals (0.1%)
Amerisourcebergen Corp. Series 144A	5.875	09/15/15	300,000	297,750

Real Estate (0.2%)
New Plan Excel Realty Trust	7.400	09/15/09	200,000	216,567
Simon Property Group LP Series 144A	3.750	01/30/09	300,000	289,778
				506,345

Miscellaneous (1.2%)
iShares GS $ InvesTop Corporate Bond Fund	—	—	20,975	$2,295,294
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	250,584	252,101
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	203,000	216,938
				2,764,333

Total long-term notes and bonds (cost: $53,136,768)				53,177,070

Short-Term Notes and Bonds (4.1%)
Commercial Paper (3.9%)
Consumer Finance (1.8%)
American Express Credit Corp.	3.749	11/21/05	2,000,000	1,989,375
Toyota Motor Credit Corp.	3.610	11/09/05	2,000,000	1,992,178
				3,981,553
Food, Beverages (0.9%)
The Coca-Cola Co.	3.639	11/28/05	2,000,000	1,988,271

Insurance (0.4%)
Prudential Funding Corp.	3.720	10/11/05	1,000,000	998,967

Oil & Gas (0.4%)
Chevron Texaco	3.600	11/09/05	1,000,000	996,100

Publishing (0.4%)	3.550	10/18/05	1,000,000	998,324
Gannett Co.
				8,963,215

Variable Rate Demand Notes (0.2%)**
CORP Finance Managers (backed by 5/3rd Bank LOC)	3.903	02/02/43	200,000	200,000
Montrose Country Colorado Economic (backed by 5/3rd Bank LOC)	3.701	06/01/10	215,000	215,000

				415,000

Total short-term notes and bonds (cost: $9,378,215)				9,378,215
			Shares
Money Market Mutual Funds (5.6%)
Federated Investors Prime Obligation Fund			6,513,272	6,513,272
Goldman Sachs Financial Square Funds			6,282,900	6,282,900

Total money market mutual funds (cost: $12,796,172)				12,796,172

Mutual Funds (1.5%)
Federated High Yield Bond Fund			8,091	48,058
iShares Russell 1000 Value Index Fund			8,500	585,140
iShares Trust Russell 1000 Growth Index Fund			57,600	2,870,208
Neuberger Berman High Income Bond Fund			5,419	49,797

Total mutual funds (cost: $3,331,617)				3,553,203

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve (cost: $163,683)				163,683

Total Investments (Cost $187,429,575)				$228,586,142

*Non-Income producing securities.

**Variable rate investment.  The rate shown represents the rate in effect at September 30, 2005.  The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rates for short-term notes reflect the yields for those securities.

Percentages shown are based on total investments at value.

(a)       The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2005.

			Total Net
			Unrealized
Tax Basis	Appreciation	Depreciation	Appreciation
$187,464,574	$46,655,866	$(5,534,298)	$41,121,568

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term notes are valued at original cost or amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.    Controls and Procedures.

(a)     The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)     There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By:	/s/ Dayton H. Molendorp

Dayton H. Molendorp

President

Date:	November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dayton H. Molendorp

Dayton H. Molendorp

President

Date:	November 15, 2005

By:	/s/ Constance E. Lund

Constance E. Lund

Treasurer

Date:	November 15, 2005